Note 9 - Related Party Transactions and Key Management Compensation - Key Management Compensation (Details) - CAD ($)		12 Months Ended
		Aug. 31, 2018		Aug. 31, 2017
Statement Line Items [Line Items]
Fees, salaries and benefits	[1]	$ 748,369		$ 636,727
Share based payments	[2],[4]	1,187,348	[3]	1,848,639
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Fees, salaries and benefits	[1]	636,744		525,102
Share based payments	[2],[4]	773,348	[3]	1,175,439
Directors [Member]
Statement Line Items [Line Items]
Fees, salaries and benefits	[1]	111,625		111,625
Share based payments	[2],[4]	$ 414,000	[3]	$ 673,200

[1]	Salaries and benefits include director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU's for their services and officers are entitled to cash remuneration and RSU's for their services.
[2]	All RSU share based compensation is based on the accounting expense recorded in the year.
[3]	All stock option share based compensation is based on the accounting expense recorded in the year.
[4]	Compensation shares may carry restrictive legends.